Changes in Accumulated Other Comprehensive Income Loss (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	$ 4	$ 87
Unrealized loss on available-for-sale securities, net		(147)
Net realized gains on available-for sale securities reclassified out of other comprehensive income	(2)	(8)
Income taxes	21	72	$ 7	$ (101)
Accumulated other comprehensive income, ending balance	$ 23	$ 4	$ 87